Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2020
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Accrued Liabilities		$ 5,724		$ 5,724		$ 2,550
Accounts Payable and Accrued Liabilities [Member] | Reduction in Taxes [Member]
Loss Contingencies [Line Items]
Gain Contingency, Unrecorded Amount		51,380		51,380				$ 16,818
Prepaid Expenses and Other Current Assets [Member]
Loss Contingencies [Line Items]
Assets Held by Insurance Regulators		2,980		2,980		2,980
Subsidiaries [Member]
Loss Contingencies [Line Items]
Due to Related Parties						0
Operating leases rent expense net						2,815	$ 2,749
Payments for settlement	$ 277
Sales Tax Expense		21,574	$ 488	34,561	$ 4,959
Recorded An Adjustment To The Liability		8,368
Subsidiaries [Member] | Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Other Liabilities		$ 1,083		$ 1,083		1,083	1,360
Accrued Liabilities						2,550
Subsidiaries [Member] | Accounts Payable and Accrued Liabilities [Member] | Reduction in Taxes [Member]
Loss Contingencies [Line Items]
Gain Contingency, Unrecorded Amount						16,818	$ 9,988
Subsidiaries [Member] | Prepaid Expenses and Other Current Assets [Member]
Loss Contingencies [Line Items]
Assets Held by Insurance Regulators						$ 2,500